SCHEDULE OF REVENUE INFORMATION BY PRODUCT TYPE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 13,668	$ 18,032	$ 18,631	$ 14,764
Gross Profit	$ 3,309	4,366	5,128	2,348
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		10,991	11,443	8,975
Gross Profit		3,421	4,330	2,090
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,041	7,188	5,789
Gross Profit		$ 945	$ 798	$ 258